Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212 656.5893
pmadho@nyse.com

November 16, 2007

07082272

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERTNYS 001-33164

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, DOMTAR CORPORATION, the following securities and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 15, 2007 – November 19, 2007:

7.875% Notes due 2011
5.375% Notes due 2013
7.125% Notes due 2015
9.5% Notes due 2016
Guarantee of 7.875% Notes due 2011
Guarantee of 5.375% Notes due 2013
Guarantee of 7.125% Notes due 2015
Guarantee of 9.5% Notes due 2016

Sincerely,

Paras Madho

PROCESSED
NOV 2 3 2007
THOMSON
FINANCIAL

Global Corporate Client Group
20 Broad Street, 17th Floor
New York, NY 10005
212-656-3000
212-656-5893 (Fax)

NYSE
New York Stock Exchange

FACSIMILE TRANSMITTAL SHEET

TO: Ms. Velma T. Smith	FROM: Ms. Bibi K. David
COMPANY: Securities & Exchange Commission	DATE: 11-16-07
FAX NUMBER: 202-777-1030	TOTAL NO. OF PAGES INCLUDING COVER: 2
PHONE NUMBER: 202-551-8203	SENDER'S PHONE NUMBER: (212) 656-2794
RE: Certification Letters	SENDER'S FAX NUMBER: (212) 656-5893

☐ URGENT ☐ FOR REVIEW ☐ PLEASE COMMENT ☐ PLEASE REPLY ☐ PLEASE RECYCLE

DOMTAR CORPORATION

(7.875% NOTES due 2011
5.375% " " 2013
7.125% " " 2015
9.5% NOTES due 2016
GUARANTEE OF 7.875% NOTES due 2011
" " 5.375% " " 2013
" " 7.125% " " 2015
" " 9.5% " " 2016

END